Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net loss	$ (55,746)	$ (41,998)	$ (58,032)	$ (21,959)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of preferred stock tranche liability				(13,505)
Non-cash lease expense	2,376	977	1,396
Stock-based compensation expense	1,154	905	1,140	807
Depreciation expense	2,645	1,760	2,511	1,595
Non-cash interest expense		30	118	36
Net amortization of premiums and discounts on investments	(80)	42	(145)	20
Loss on disposal of property and equipment				8
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(14)	(616)	(28)	(398)
Accounts payable	309	2,186	1,755	56
Accrued expenses	1,730	(264)	(39)	1,961
Operating lease liabilities	1,313	(1,525)	(2,198)
Deferred rent				(686)
Other non-current assets and liabilities	137	(109)
Other non-current assets			(123)	(29)
Net cash used in operating activities	(46,176)	(38,612)	(53,645)	(32,094)
Investing Activities:
Purchases of investments		(37,213)	(37,213)	(35,067)
Proceeds from maturities of investments	19,000	48,985	53,485
Purchases of property and equipment	(5,830)	(3,725)	(5,136)	(3,752)
Advance payments for property and equipment not yet received	(351)	(76)	(76)	(695)
Proceeds from sale of property and equipment				13
Net cash provided by investing activities	12,819	7,971	11,060	(39,501)
Financing Activities:
Proceeds from exercises of stock options	349	48	62	28
Other financing activities, net	(2,634)	(44)	(44)	(30)
Net cash provided by financing activities	43,173	4	18	115,945
Net increase (decrease) in cash, cash equivalents and restricted cash	9,816	(30,637)	(42,567)	44,350
Cash, cash equivalents and restricted cash, beginning of period	41,477	84,044	84,044	39,694
Cash, cash equivalents and restricted cash, end of period	51,293	53,407	41,477	84,044
Non-cash investing and financing activities:
Property and equipment capitalized under tenant improvement allowance				522
Purchases of property and equipment in accounts payable and accrued expenses	167	183	402	301
Financing costs in accounts payable and accrued expenses	965			44
Operating lease liabilities arising from right-of-use assets	26,777	5,287	5,629
Stock option exercise receivables in prepaid expenses and other current assets	12	1
Supplemental cash flow information:
Cash paid for income taxes			11
Cash paid for operating lease liabilities	2,244	$ 1,600	$ 2,335
Series A Convertible Preferred Stock [Member]
Financing Activities:
Convertible preferred stock, net of issuance costs				45,708
Series B-1 Convertible Preferred Stock [Member]
Financing Activities:
Convertible preferred stock, net of issuance costs				57,739
Series B-2 Convertible Preferred Stock [Member]
Financing Activities:
Convertible preferred stock, net of issuance costs	$ 45,458			$ 12,500